March 1, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re: Dreyfus U.S. Treasury Intermediate Term Fund
File No.: 811-4428

Gentlemen:

     Transmitted for filing is the Annual Report to Shareholders for the above referenced Registrant for the period ended December 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

Very truly yours,

/s/ Judith C. Canonica
Judith C. Canonica
Paralegal

JCC/
Enclosure